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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:

    The Alliance Portfolios
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

    Alliance Short-Term U.S. Government Fund (Class A, Class B and Class C shares)

3.  Investment Company Act File Number:

    811-05088

    Securities Act File Number:

    33-12988

4.  Last day of fiscal year for which this notice is filed:

    August 31, 1996

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                             [  ]

6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see instruction A.6):

    Not applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    None




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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    243,360 ($2,462,803)

9. Number and aggregate sale price of securities sold during the fiscal year:

    1,368,580 ($13,409,855)

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

    1,308,064 ($12,816,905)

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    37,413 ($366,009)

12. Calculation of registration fee:

    (i)  Aggregate sale price of
         securities sold during the
         fiscal year in reliance on rule
         24f-2 (from Item 10):                        $12,816,905

   (ii)  Aggregate price of shares issued
         in connection with dividend
         reinvestment plans (from Item
         11, if applicable):                             +366,009

  (iii)  Aggregate price of shares
         redeemed or repurchased during
         the fiscal year (if applicable):             -13,182,914

   (iv)  Aggregate price of shares
         redeemed or repurchased and
         previously applied as a
         reduction to filing fees
         pursuant to rule 24e-2 (if
         applicable):                                +    -0-

    (v)  Net aggregate price of
         securities sold and issued
         during the fiscal year in
         reliance on rule 24f-2 [line
         (i), plus line (ii), less line
         (iii), plus line (iv)]


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         (if applicable):                                 -0-

   (vi)  Multiplier prescribed by Section
         6(b) of the Securities Act of
         1933 or other applicable law or
         regulation (see instruction                       1
         C.6):                                       x    3300

  (vii)  Fee due [line (i) or line (v)
         multiplied by line (vi)]:                         -0-

Instruction:  Issuers should complete line (ii), (iii), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                        [  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         None




























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                         SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:  /s/ Andrew L. Gangolf
                           Vice President and Assistant
                              Clerk


Date: October 29, 1996

*Please print the name and title of the signing officer below the signature.






































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                       ROPES & GRAY
                  ONE INTERNATIONAL PLACE
             BOSTON, MASSACHUSETTS 02110-2624
                 TELEPHONE: (617) 951-7000
                TELECOPIER: (617) 951-7050


                             October 24, 1996


The Alliance Portfolios
1345 Avenue of the Americas
New York, New York 10105

Ladies and Gentlemen:

         You have informed us that you intend to file a Rule 24f-2 notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 1,308,064 Class A, Class B and Class C shares of beneficial interest, $0.00001 par value (the " Shares"), of your Short-Term U.S. Government Fund (the "Fund") sold in reliance upon the Rule during your fiscal year ended July 31, 1996. We understand that the Shares do not include shares issued pursuant to reinvestment of dividends but that the fee takes into account those shares as well as shares redeemed during said fiscal year.

         We have examined your Agreement and Declaration of Trust, as amended, as on file at the office of the Secretary of State of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your Shares of beneficial interest. We have assumed that upon the issuance of the Shares, the Trust will receive the net asset value thereof, which in all cases will at least be equal to the par value thereof We have also examined a copy of your Bylaws and such other documents as we have deemed necessary for the purposes of this opinion.

         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and nonassessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust. " Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.


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However, the Agreement and Declaration of Trust disclaims
shareholder liability for acts or obligations of the Trust and requires that the notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice.


                                  Very truly yours,

                                  /s/ ROPES & GRAY

































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